INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Service revenues	$ 1,033	$ 987	$ 2,013	$ 1,890
Sale of equipment and accessories	12	6	18	11
Other revenue	42	34	82	68
Total operating revenues	1,087	1,027	2,113	1,969
Other operating income	1	0	1	0
Service costs	(94)	(115)	(216)	(228)
Cost of equipment and accessories	(10)	(6)	(17)	(12)
Selling, general and administrative expenses	(464)	(446)	(922)	(883)
Depreciation	(142)	(130)	(280)	(264)
Amortization	(54)	(50)	(114)	(100)
Impairment loss	(1)	(1)	(3)	(2)
Loss on disposal of non-current assets	0	(1)	0	(1)
Gain on disposal of subsidiaries, net	497	0	497	0
Operating profit	820	278	1,059	479
Finance costs	(127)	(117)	(246)	(249)
Finance income	10	11	20	22
Other non-operating gain, net	1	6	31	21
Net foreign exchange loss	(22)	(36)	(52)	(12)
Profit before tax	682	142	812	261
Income taxes	(74)	(53)	(86)	(94)
Profit for the period	608	89	726	167
Attributable to:
The owners of the parent	595	68	694	125
Non-controlling interest	$ 13	$ 21	$ 32	$ 42
Basic and diluted earnings per share attributable to ordinary equity holders of the parent
Basic gain (loss) per share (in dollars per share)	$ 0.34	$ 0.04	$ 0.39	$ 0.07
Diluted gain (loss) per share (in dollars per share)	$ 0.34	$ 0.04	$ 0.39	$ 0.07